                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                               September 3, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Limited Duration Fund --
         Rule 497(j) Filing (File Nos. 33-1705 and 811-4491)

Ladies and Gentlemen:

     Van Kampen Limited Duration Fund filed via EDGAR on August 27, 2004 an electronically signed copy of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call the undersigned at (630) 684-6724 or Chuck Taylor at (312) 407-0863.


                                    Very truly yours,

                                    /s/ Elisa Mitchell
                                    ----------------------
                                    Elisa Mitchell
                                    Assistant Secretary